Derivatives and Hedge Accounting - Net Interest Income on Cash Flow Hedge Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives And Hedge Accounting [Abstract]
Interest income on cash flow hedge derivatives	€ 2,454	€ 2,654
Interest expense on cash flow hedge derivatives	(1,968)	(2,181)
Interest income expense on cash flow	€ 486	€ 473